Schedule of Investments (unaudited) April 30, 2020	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.7%
Ameris Bancorp.	64	$1,628
Associated Banc-Corp.	347	4,907
Atlantic Union Bankshares Corp.	140	3,342
BancFirst Corp.	46	1,771
BancorpSouth Bank	120	2,627
Bank of America Corp.	7,157	172,126
Bank of Hawaii Corp.	94	6,409
Bank of New York Mellon Corp. (The)	1,248	46,850
Bank OZK	226	5,112
BankUnited Inc.	216	4,279
Banner Corp.	52	1,998
BOK Financial Corp.	53	2,745
Bryn Mawr Bank Corp.	63	1,834
Cathay General Bancorp.	180	5,026
CenterState Bank Corp.	173	3,008
CIT Group Inc.	167	3,170
Citigroup Inc.	2,831	137,473
Citizens Financial Group Inc.	830	18,584
City Holding Co.	40	2,704
Columbia Banking System Inc.	153	4,129
Comerica Inc.	264	9,203
Commerce Bancshares Inc.	210	12,850
Community Bank System Inc.	114	7,124
ConnectOne Bancorp. Inc.	76	1,135
Cullen/Frost Bankers Inc.	118	8,479
CVB Financial Corp.	243	5,051
Eagle Bancorp. Inc.	67	2,350
East West Bancorp. Inc.	288	10,100
Enterprise Financial Services Corp.	58	1,783
Fifth Third Bancorp.	1,330	24,858
First BanCorp./Puerto Rico	384	2,239
First Bancorp./Southern Pines NC	71	1,888
First Busey Corp.	112	2,063
First Citizens BancShares Inc./NC, Class A	15	5,730
First Commonwealth Financial Corp.	268	2,551
First Financial Bancorp.	210	3,230
First Financial Bankshares Inc.	284	7,909
First Hawaiian Inc.	121	2,128
First Horizon National Corp.	652	5,920
First Interstate BancSystem Inc., Class A	83	2,805
First Midwest Bancorp. Inc.	230	3,399
Flagstar Bancorp. Inc.	62	1,606
FNB Corp.	695	5,623
Fulton Financial Corp.	382	4,466
Glacier Bancorp. Inc.	172	6,550
Goldman Sachs Group Inc. (The)	522	95,745
Great Western Bancorp. Inc.	127	2,388
Hancock Whitney Corp.	169	3,534
Hanmi Financial Corp.	78	941
Heartland Financial USA Inc.	71	2,412
Heritage Financial Corp./WA	75	1,504
Hilltop Holdings Inc.	160	3,088
Home BancShares Inc./AR	318	4,875
Hope Bancorp Inc.	282	2,806
Huntington Bancshares Inc./OH	1,901	17,565
IBERIABANK Corp.	112	4,644
Independent Bank Corp.	58	4,228
Independent Bank Group Inc.	43	1,303

Security	Shares	Value

Banks (continued)
International Bancshares Corp.	134	$3,885
JPMorgan Chase & Co.	1,820	174,283
KeyCorp	1,838	21,413
Lakeland Bancorp. Inc.	132	1,477
Lakeland Financial Corp.	67	2,836
M&T Bank Corp.	119	13,337
Meta Financial Group Inc.	57	1,050
Morgan Stanley	1,867	73,616
National Bank Holdings Corp., Class A	71	1,887
NBT Bancorp. Inc.	113	3,744
Northern Trust Corp.	373	29,527
OFG Bancorp.	94	1,183
Old National Bancorp./IN	329	4,662
PacWest Bancorp.	229	4,635
Park National Corp.	33	2,639
Pinnacle Financial Partners Inc.	147	5,917
Popular Inc.	194	7,486
Prosperity Bancshares Inc.	191	11,447
Regions Financial Corp.	1,846	19,844
Renasant Corp.	114	2,990
S&T Bancorp. Inc.	84	2,244
Sandy Spring Bancorp. Inc.	78	1,989
Seacoast Banking Corp. of Florida(a)	99	2,225
ServisFirst Bancshares Inc.	94	3,339
Simmons First National Corp., Class A	177	3,310
South State Corp.	82	4,743
Southside Bancshares Inc.	85	2,585
State Street Corp.	611	38,517
SVB Financial Group(a)	95	18,351
Synovus Financial Corp.	297	6,240
TCF Financial Corp.	279	8,283
Texas Capital Bancshares Inc.(a)	54	1,500
Tompkins Financial Corp.	38	2,565
Truist Financial Corp.	2,122	79,193
Trustmark Corp.	72	1,916
U.S. Bancorp.	2,552	93,148
UMB Financial Corp.	94	4,779
Umpqua Holdings Corp.	398	4,985
United Community Banks Inc./GA	128	2,707
Valley National Bancorp.	594	4,966
Veritex Holdings Inc.	64	1,124
Webster Financial Corp.	186	5,254
Wells Fargo & Co.	4,467	129,766
WesBanco Inc.	103	2,542
Westamerica Bancorp.	61	3,843
Western Alliance Bancorp.	152	5,454
Wintrust Financial Corp.	116	4,860
Zions Bancorp. N.A	357	11,285

		1,555,366
Commercial Services — 5.5%
Automatic Data Processing Inc.	211	30,952
CoreLogic Inc.	64	2,459
Equifax Inc.	78	10,834
Euronet Worldwide Inc.(a)	25	2,294
FleetCor Technologies Inc.(a)	42	10,132
FTI Consulting Inc.(a)	21	2,675
Global Payments Inc.	180	29,884
Green Dot Corp., Class A(a)	57	1,739
HealthEquity Inc.(a)	37	2,082
Insperity Inc.	29	1,384

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
MarketAxess Holdings Inc.	30	$13,650
Moody’s Corp.	141	34,390
Morningstar Inc.	17	2,651
S&P Global Inc.	148	43,346
Service Corp. International	111	4,078
Verisk Analytics Inc.	127	19,409
WEX Inc.(a)	37	4,896

		216,855
Computers — 0.1%
Genpact Ltd.	66	2,272

Diversified Financial Services — 15.1%
Affiliated Managers Group Inc.	61	4,268
Alliance Data Systems Corp.	30	1,502
Ally Financial Inc.	651	10,670
American Express Co.	830	75,737
Ameriprise Financial Inc.	201	23,103
Ares Management Corp., Class A	76	2,550
Artisan Partners Asset Management Inc., Class A	70	2,061
BGC Partners Inc., Class A	217	672
Boston Private Financial Holdings Inc.	128	973
Capital One Financial Corp.	723	46,821
Cboe Global Markets Inc.	101	10,037
Charles Schwab Corp. (The)	1,668	62,917
CME Group Inc.	230	40,988
Credit Acceptance Corp.(a)(b)	18	5,608
Discover Financial Services	410	17,618
E*TRADE Financial Corp.	370	15,026
Eaton Vance Corp., NVS	167	6,129
Evercore Inc., Class A	38	1,961
Federated Hermes Inc.	132	3,006
Franklin Resources Inc.	415	7,819
Interactive Brokers Group Inc., Class A(b)	71	2,911
Intercontinental Exchange Inc.	459	41,058
Invesco Ltd.	336	2,896
Janus Henderson Group PLC.	264	4,726
Jefferies Financial Group Inc.	307	4,212
KKR & Co. Inc., Class A, NVS	539	13,588
Legg Mason Inc.	140	6,976
LendingTree Inc.(a)	5	1,247
LPL Financial Holdings Inc.	116	6,985
Mastercard Inc., Class A	135	37,121
Moelis & Co., Class A	41	1,225
Nasdaq Inc.	105	11,515
Navient Corp.	271	2,065
OneMain Holdings Inc.	116	2,808
Raymond James Financial Inc.	218	14,371
Santander Consumer USA Holdings Inc.	110	1,715
SEI Investments Co.	153	7,797
SLM Corp.	711	5,930
Stifel Financial Corp.	123	5,446
Synchrony Financial	829	16,406
T Rowe Price Group Inc.	294	33,995
TD Ameritrade Holding Corp.	275	10,799
Visa Inc., Class A	39	6,970
Waddell & Reed Financial Inc., Class A	137	1,993
Western Union Co. (The)	326	6,217

		590,438

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	5,486

Security	Shares	Value

Engineering & Construction — 0.1%
frontdoor Inc.(a)	55	$2,129

Forest Products & Paper — 0.1%
International Paper Co.	156	5,343

Health Care - Services — 4.5%
Anthem Inc.	133	37,337
Centene Corp.(a)	121	8,056
Cigna Corp.(a)	275	53,840
Molina Healthcare Inc.(a)	33	5,411
UnitedHealth Group Inc.	247	72,240

		176,884
Home Builders — 0.2%
NVR Inc.(a)	3	9,300

Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	8	345

Insurance — 24.8%
Aflac Inc.	1,206	44,911
Alleghany Corp.	21	11,208
Allstate Corp. (The)	527	53,606
American Financial Group Inc./OH	139	9,207
American International Group Inc.	1,525	38,781
American National Insurance Co.	22	1,771
Aon PLC.	181	31,253
Arch Capital Group Ltd.(a)	563	13,529
Argo Group International Holdings Ltd.	56	1,980
Arthur J Gallagher & Co.	250	19,625
Assurant Inc.	74	7,862
Assured Guaranty Ltd.	85	2,527
Athene Holding Ltd., Class A(a)	201	5,427
Axis Capital Holdings Ltd.	134	4,904
Berkshire Hathaway Inc., Class B(a)	586	109,793
Brighthouse Financial Inc.(a)	154	3,959
Brown & Brown Inc.	331	11,886
Cincinnati Financial Corp.	296	19,477
CNA Financial Corp.	66	2,084
CNO Financial Group Inc.	209	2,939
Employers Holdings Inc.	56	1,701
Enstar Group Ltd.(a)	19	2,748
Equitable Holdings Inc.	602	11,029
Erie Indemnity Co., Class A, NVS	27	4,808
Essent Group Ltd.	131	3,579
Everest Re Group Ltd.	71	12,292
FGL Holdings	249	2,585
Fidelity National Financial Inc.	395	10,685
First American Financial Corp.	212	9,777
Genworth Financial Inc., Class A(a)	1,014	3,681
Globe Life Inc.	209	17,209
Hanover Insurance Group Inc. (The)	81	8,131
Hartford Financial Services Group Inc. (The)	659	25,035
Horace Mann Educators Corp.	85	2,989
Kemper Corp.	83	5,579
Kinsale Capital Group Inc.	39	4,236
Lincoln National Corp.	371	13,159
Loews Corp.	240	8,318
Markel Corp.(a)	19	16,451
Marsh & McLennan Companies Inc.	605	58,885
Mercury General Corp.	60	2,458
MetLife Inc.	1,337	48,239

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
MGIC Investment Corp.	653	$4,773
National General Holdings Corp.	118	2,246
NMI Holdings Inc., Class A(a)	139	1,879
Old Republic International Corp.	379	6,045
Primerica Inc.	56	5,819
Principal Financial Group Inc.	503	18,314
ProAssurance Corp.	105	2,246
Progressive Corp. (The)	981	75,831
Prudential Financial Inc.	723	45,093
Radian Group Inc.	374	5,603
RenaissanceRe Holdings Ltd.	75	10,951
RLI Corp.	90	6,555
Safety Insurance Group Inc.	33	2,776
Selective Insurance Group Inc.	112	5,615
Travelers Companies Inc. (The)	454	45,949
Universal Insurance Holdings Inc.	64	1,167
Unum Group	394	6,875
Voya Financial Inc.	280	12,648
White Mountains Insurance Group Ltd.	6	5,838
Willis Towers Watson PLC	116	20,682
WR Berkley Corp.	283	15,282

		972,490

Internet — 0.1%
Lyft Inc., Class A(a)	98	3,217

Machinery — 0.8%
Caterpillar Inc.	257	29,910

Media — 0.1%
FactSet Research Systems Inc.	16	4,400

Pharmaceuticals — 0.8%
CVS Health Corp.	491	30,221

Private Equity — 0.8%
Blackstone Group Inc. (The), Class A	581	30,351

Real Estate Investment Trusts — 0.6%
AGNC Investment Corp.	213	2,645
Annaly Capital Management Inc.	930	5,812
MFA Financial Inc.	382	669
New Residential Investment Corp.	268	1,632
Two Harbors Investment Corp.	150	686
Weyerhaeuser Co.	492	10,760

		22,204

Retail — 0.1%
FirstCash Inc.	30	2,155

Savings & Loans — 1.4%
Axos Financial Inc.(a)	95	2,190
Berkshire Hills Bancorp. Inc.	75	1,278
Brookline Bancorp. Inc.	175	1,787

Security	Shares	Value

Savings & Loans (continued)
Capitol Federal Financial Inc.	292	$3,501
Investors Bancorp. Inc.	501	4,664
Meridian Bancorp. Inc.	113	1,331
New York Community Bancorp. Inc.	937	10,176
Northwest Bancshares Inc.	224	2,377
OceanFirst Financial Corp.	97	1,634
Pacific Premier Bancorp. Inc.	95	2,028
People’s United Financial Inc.	759	9,632
Provident Financial Services Inc.	140	2,009
Sterling Bancorp./DE	450	5,548
Washington Federal Inc.	174	4,653
WSFS Financial Corp.	118	3,443

		56,251
Semiconductors — 0.5%
Intel Corp.	359	21,533

Software — 3.4%
Black Knight Inc.(a)	48	3,387
Broadridge Financial Solutions Inc.	90	10,440
Fidelity National Information Services Inc.	456	60,142
Fiserv Inc.(a)	277	28,548
MSCI Inc.	47	15,369
Paychex Inc.	121	8,291
SS&C Technologies Holdings Inc.	91	5,019

		131,196

Total Common Stocks — 98.8% (Cost: $4,876,183)		3,868,346

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.89%(c)(d)(e)	9,217	9,228
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.18%(c)(d) .	40,000	40,000

		49,228

Total Short-Term Investments — 1.3% (Cost: $49,214)		49,228

Total Investments in Securities — 100.1% (Cost: $4,925,397)		3,917,574
Other Assets, Less Liabilities — (0.1)%		(1,978)

Net Assets — 100.0%		$3,915,596

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,489	7,728	9,217	$9,228	$79	(b)	$37	$13
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	16,000	40,000	40,000	319		—	—

				$49,228	$398		$37	$13

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,868,346	$—	$—	$3,868,346
Money Market Funds	49,228	—	—	49,228

	$3,917,574	$—	$—	$3,917,574

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4